Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging assets (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Hedging derivative assets
Nominal amount of hedging derivative assets	$ 128,344	$ 87,136
Fair value of hedging derivative assets	9,256	9,285
Total Derivative Assets, Nominal	4,321,987	3,865,810
Total Derivative Assets, Fair Value	161,003	164,238
Cash flow hedges
Hedging derivative assets
Fair value of hedging derivative assets	8,331	9,083
Fair value hedges
Hedging derivative assets
Fair value of hedging derivative assets	925	202
Interest rate swaps | Cash flow hedges | Interest rate risk
Hedging derivative assets
Nominal amount of hedging derivative assets		4,000
Fair value of hedging derivative assets		111
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative assets
Nominal amount of hedging derivative assets	53,882	8,416
Fair value of hedging derivative assets	719	157
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	11,177	13,609
Fair value of hedging derivative assets	3,843	4,798
Currency swaps | Fair value hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	3,868	1,492
Fair value of hedging derivative assets	206	45
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	59,417	59,619
Fair value of hedging derivative assets	$ 4,488	$ 4,174